DAC AND POLICYHOLDER BONUS INTEREST CREDITS - Schedule of Changes in Deferred Acquisition Costs (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Deferred Policy Acquisition Costs Disclosures [Abstract]
Balance, beginning of year	$ 6,285	$ 6,111	$ 5,919	$ 6,049	$ 6,049	$ 6,047
Capitalization of commissions, sales and issue expenses					687	697
DAC amortization expense					(503)	(779)
Impact of net unrealized investment gains (losses) on DAC					(314)	84
Balance, end of year	$ 6,736	$ 6,090	$ 6,736	$ 6,090	$ 5,919	$ 6,049